Financial assets	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Financial assets

19. Financial assets

The following table details the composition of financial assets:

	At December 31,	At December 31,
	2025	2024
	(EUR thousand)
Fair value of derivatives financial instruments	340	—
Non-current secured notes at FVTPL	4,208	3,938
Other non-current financial assets	1,262	1,503
Other non-current financial assets	5,810	5,441

Fair value of derivatives financial instruments	1,941	711
Current financial assets - interests receivable	248	618
Financial receivables - rent to buy agreement	8,589	—
Other current financial assets	10,778	1,329

Other Financial Assets	16,588	6,770

At December 31, 2025, other current financial assets primarily consisted of a receivable of EUR 8,589 thousand arising from the rent to buy agreement related to the Group's facility in Zhangjiagang, China. The receivable corresponds to the discounted amount of the remaining finance lease payments, including the exercise price of the purchase option. The lease term expires on December 31, 2026 and it is not expected to be extended, as the arrangement is intended to be followed by the execution of a sale and purchase agreement for the underlying facility.

At December 31, 2025 and 2024, other non-current financial assets mainly included guarantee deposits and a secured senior convertible promissory note amounting to EUR 4,208 thousand and EUR 3,938 thousand, respectively. The note has a principal balance equal to the consideration paid by Stevanato Group for the note and accrues interest at 5% per annum from June 14, 2023 through November 27, 2023, and 6% per annum thereafter. The then outstanding principal and unpaid accrued interest of the note may be converted, at the option of the holder, in whole or in part, into conversion shares upon the closing of any sale by the issuing company of its equity securities primarily for equity fundraising purposes. The note is measured at fair value to profit and loss, as its contractual cash flows do not consist solely of payments of principal and accrued interest on the principal amount outstanding, but also include a conversion feature that may result in the acquisition of equity instruments of the issuing company. Refer to Note 27 for further details on the fair value measurement.

At December 31, 2025, other current financial assets included the positive fair value of foreign exchange forward contracts. The positive fair value of the interest rate swap was classified within non‑current financial assets, while its negative fair value was recognized within non‑current or current financial liabilities, depending on the contractual maturity.

The following table sets further the analysis of derivative assets and liabilities at December 31, 2025 and December 31, 2024.

	At December 31,		At December 31,
	2025		2024
	Carrying amount	Fair value	Carrying amount	Fair value
	(EUR thousand)
Non-Current financial assets
Interest Rate Swap - hedging instruments	340	340	—	—

Current financial assets
Foreign exchange forward contracts - trading derivatives	1,617	1,617	—	—
Foreign exchange forward contracts - hedging instruments	167	167	—	—
Interest Rate Swap - hedging instruments	158	158	711	711

Non-Current financial liabilities
Interest Rate Swap - hedging instruments	(208)	(208)	(642)	(642)

Current financial liabilities
Interest Rate Swap - hedging instruments	(592)	(592)	(348)	(348)
Foreign exchange forward contracts - trading derivatives	—	—	(1,660)	(1,660)
Foreign exchange forward contracts - hedging instruments	—	—	(1,412)	(1,412)

At December 31, 2025 and 2024 part of the derivatives on currency risk have not been designated as hedging instruments and reflect the change in the fair value of those foreign exchange forward contracts that are not designated in hedge relationships, but are, nevertheless, intended to reduce the level of foreign currency risk for expected sales. The change in the fair value of the derivatives not designed as hedging instruments is recorded among finance income and finance expense.

Derivatives designated as hedging instruments reflect the change in fair value of

- the interest rate swap contracts, designated as cash flow hedges to hedge fluctuations in variable interest rate on loans;

- the foreign exchange forward contracts, designed as cash flow hedges to hedge highly probable forecast sales in U.S. Dollars;

The change in the fair value of the derivatives designed as hedging instruments is recorded in a separate component of equity (cash flow hedge reserve). The amount recorded in the cash flow hedge reserve will be recognized in the consolidated income statement according to the timing of the cash flows of the underlying transaction.

At the year end, no impairment indicators have been identified and therefore no impairment losses have been accounted for.